Concessions and Authorizations - Schedule of Concessions and Authorizations Held (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Gasmig
Concession or authorization contract	State Law 11,021/1993
Expiration date	01/2053
Energy purchased for resale [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig D
Concession or authorization contract	002/1997 003/1997 004/1997 005/1997
Expiration date	12/2045
Rede Bsica [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	006/1997
Expiration date	01/2043
Subestao - SE Itajub [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	79/2000
Expiration date	10/2030
Central Geradora Elica Praias de Parajuru Wind power plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Parajuru
Concession or authorization contract	Resolution 526/2002
Expiration date	09/2032
Central Geradora Elica Volta do Rio Wind power plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Volta do Rio
Concession or authorization contract	Resolution 660/2001
Expiration date	01/2031
National electricity aqgency [member] | Emborcacao hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	07/1997
Expiration date	07/2025
National electricity aqgency [member] | Nova ponte hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	07/1997
Expiration date	07/2025
National electricity aqgency [member] | Santa Luzia Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	07/1997
Expiration date	02/2026
National electricity aqgency [member] | Sa Carvalho Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Sá Carvalho
Concession or authorization contract	01/2004
Expiration date	12/2024
National electricity aqgency [member] | Rosal Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Rosal Energia
Concession or authorization contract	01/1997
Expiration date	05/2032
National electricity aqgency [member] | Machado Mineiro Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Horizontes Energia
Concession or authorization contract	Resolution 331/2002
Expiration date	07/2025
National electricity aqgency [member] | Salto Voltao Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Horizontes Energia
Concession or authorization contract	Resolution 331/2002
Expiration date	10/2030
National electricity aqgency [member] | Salto paraopeba hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Horizontes Energia
Concession or authorization contract	Resolution 331/2002
Expiration date	10/2030
National electricity aqgency [member] | Salto do passo velho hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Horizontes Energia
Concession or authorization contract	Resolution 331/2002
Expiration date	10/2030
National electricity aqgency [member] | PCH pai joaquim hydro electric plants member [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig PCH
Concession or authorization contract	377/2005
Expiration date	04/2032
National electricity aqgency [member] | Irape hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	14/2000
Expiration date	02/2035
National electricity aqgency [member] | Queimado hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	06/1997
Expiration date	01/2033
National electricity aqgency [member] | Salto morais hydroelectric plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	07/2020
National electricity aqgency [member] | Rio De Pedras Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	09/2024
National electricity aqgency [member] | Luiz Dias Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	08/2025
National electricity aqgency [member] | Poco Fundo Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	08/2025
National electricity aqgency [member] | Sao Bernardo Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	08/2025
National electricity aqgency [member] | Xicao Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	02/2013
Expiration date	08/2025
National electricity aqgency [member] | Tres Marias Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Três Marias
Concession or authorization contract	08/2016
Expiration date	01/2046
National electricity aqgency [member] | Salto Grande Hydroelectric Plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Salto Grande
Concession or authorization contract	09/2016
Expiration date	01/2046
National electricity aqgency [member] | Itutinga Hydroelectric Plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Itutinga
Concession or authorization contract	10/2016
Expiration date	01/2046
National electricity aqgency [member] | Camargos Hydroelectric Plant [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Camargos
Concession or authorization contract	11/2016
Expiration date	01/2046
National electricity aqgency [member] | Coronel Domiciano Joasal Marmelos Paciencia E Piau Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Sul
Concession or authorization contract	12/2016 and 13/2016
Expiration date	01/2046
National electricity aqgency [member] | Dona Rita Ervalia Neblina Peti Sinceridade And Tronqueiras Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Leste
Concession or authorization contract	14/2016 and 15/2016
Expiration date	01/2046
National electricity aqgency [member] | Cajuru Gafan Hoto and Martins Hydroelectric Plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig Geração Oeste
Concession or authorization contract	16/2016
Expiration date	01/2046
National electricity aqgency [member] | Igarape thermal plants [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Cemig GT
Concession or authorization contract	07/1997
Expiration date	08/2024
Light SESA [member] | Discontinued operations [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Light
Concession or authorization contract	06/1996
Expiration date	06/2026
Light Energia [member] | Discontinued operations [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Light
Concession or authorization contract	06/1996
Expiration date	06/2026
PCH Lajes [member] | Discontinued operations [member]
Disclosure of electricity concessions and authorizations [Line Items]
Company holding concession or authorization	Light
Concession or authorization contract	07/2014
Expiration date	05/2026